Exhibit 99.1

Huntington Auto Trust 2015-1
	Collection Period Beginning Date		10/1/2017
	Collection Period Ending Date		10/31/2017
	Collection Period		29
	Payment Date		11/15/2017

	1. DEAL SUMMARY
		Ending Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	—	$—	$—	$—
(3)	Class A-3 Notes	0.308511	$85,550,164.26	$11,977,349.16	$73,572,815.10
(4)	Class A-4 Notes	1.000000	$75,000,000.00	$—	$75,000,000.00
(5)	Class B Notes	1.000000	$9,370,000.00	$—	$9,370,000.00
(6)	Class C Notes	1.000000	$8,630,000.00	$—	$8,630,000.00
(7)	Class D Notes	1.000000	$7,500,000.00	$—	$7,500,000.00
(8)	Total Note Balance		$186,050,164.26	$11,977,349.16	$174,072,815.10
(9)	Overcollateralization		$3,750,000.00	$—	$3,750,000.00
(10)	Reserve Account Balance		$1,875,000.00	$—	$1,875,000.00
(11)	Net Pool Balance		$189,800,164.26	$11,977,349.16	$177,822,815.10
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.35000%	$—	$—
(13)	Class A-2 Notes		0.76000%	$—	$—
(14)	Class A-3 Notes		1.24000%	$85,550,164.26	$88,401.84
(15)	Class A-4 Notes		1.64000%	$75,000,000.00	$102,500.00
(16)	Class B Notes		1.95000%	$9,370,000.00	$15,226.25
(17)	Class C Notes		2.15000%	$8,630,000.00	$15,462.08
(18)	Class D Notes		2.74000%	$7,500,000.00	$17,125.00
(19)				$186,050,164.26	$238,715.17
	2. AVAILABLE FUNDS
(20)	Interest Collections		$779,286.82
(21)	Principal Collections		$7,878,331.48
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$3,952,403.97
(24)	Liquidation Proceeds		$20,682.49
(25)	Recoveries		$35,355.45
(26)	Investment Earnings		$—
(27)	Total Collections		$12,666,060.21
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$12,666,060.21
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$158,166.80	$158,166.80	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$—	$—	$—
(33)	Class A-3 Notes Interest		$88,401.84	$88,401.84	$—
(34)	Class A-4 Notes Interest		$102,500.00	$102,500.00	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$15,226.25	$15,226.25	$—
(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$15,462.08	$15,462.08	$—

(39)	Third Allocation of Principal		$727,349.16	$727,349.16	$—
(40)	Class D Notes Interest		$17,125.00	$17,125.00	$—
(41)	Fourth Allocation of Principal		$7,500,000.00	$7,500,000.00	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$3,750,000.00	$3,750,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$291,829.08	$291,829.08	$—
			$12,666,060.21	$12,666,060.21
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$727,349.16
(50)	Fourth Allocation of Principal		$7,500,000.00
(51)	Regular Principal Distribution Amount		$3,750,000.00
(52)	Total Principal		$11,977,349.16
	4. POOL INFORMATION
(53)	Pool Balance		$177,822,815
(54)	Number of Receivables Outstanding		22,861
(55)	Weighted Average Contract Rate		4.85%
(56)	Weighted Average Maturity		29.27
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$1,875,000.00
(58)	Initial Target Over Collateral ization Amount		$5,625,000.00
(59)	Target Over Collateral ization Amount		$3,750,000.00
(60)	Beginning Period O/C Amount		$3,750,000.00
(61)	Ending Period O/C Amount		$3,750,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$1,875,000.00
(64)	Beginning Reserve Account Balance		$1,875,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings		$—
(67)	Distribute Earnings Collection Account		$—
(68)	Reserve Account Draw Amount		$—
(69)	Reserve Account Excess Amount		$—
(70)	Ending Reserve Account Balance		$1,875,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(71)	Realized Losses for Collection Period		$125,895.57	37	$3,402.58
(72)	Recoveries for Collection Period		$35,355.45	78	$453.28
(73)	Net Losses/(Recoveries) for Collection Period		90,540.12
(74)
(75)	Cumulative Losses (net of recoveries) for All Collection Periods		$4,134,020.39
(76)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.55120%

		10/31/2017	9/30/2017	8/31/2017	7/31/2017
(77)	Pool Balance at end of collection period	$177,822,815	$189,800,164	$201,118,724	$213,981,169
(78)	Number of receivables outstanding	22,861	23,790	24,607	25,577
(79)	Average month end Pool Balance	$183,811,490	$195,459,444	$207,549,947	$220,574,351
(80)	Realized Losses for Collection Period	$125,896	$122,190	$147,064	$164,660
(81)	Recoveries for Collection Period	$35,355	$34,981	$69,099	$31,262
(82)	Net Losses/(Recoveries) for Collection Period	$90,540	$87,209	$77,965	$133,397
(83)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.822%	0.750%	0.850%	0.896%
(84)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.591%	0.535%	0.451%	0.726%

(85)	Four month average Net Losses to Average Pool Balance (annualized)	0.578%

		10/31/2017	9/30/2017	8/31/2017	7/31/2017
(86)	Receivables 31-59 Days Delinquent	$2,094,648.40	$2,040,119.99	$2,504,729.56	$2,527,569.96
(87)	$ As % of Ending Pool Balance	1.178%	1.075%	1.245%	1.181%
(88)	# of Receivables	242	235	255	256
(89)	# As % of Ending Pool # of Receivables	1.059%	0.988%	1.036%	1.001%
(90)	Receivables 60-89 Days Delinquent	$408,164.10	$671,894.05	$436,151.65	$484,292.32
(91)	$ As % of Ending Pool Balance	0.230%	0.354%	0.217%	0.226%
(92)	# of Receivables	53	70	56	60
(93)	# As % of Ending Pool # of Receivables	0.232%	0.294%	0.228%	0.235%
(94)	Receivables 90 - 119 Days Delinquent	$337,641.02	$184,976.66	$244,957.93	$243,946.50
(95)	$ As % of Ending Pool Balance	0.190%	0.097%	0.122%	0.114%
(96)	# of Receivables	37	28	35	28
(97)	# As % of Ending Pool # of Receivables	0.162%	0.118%	0.142%	0.109%
(98)	Receivables 120+ Days Delinquent	$146,221.16	$145,631.39	$75,708.24	$38,300.00
(99)	$ As % of Ending Pool Balance	0.082%	0.077%	0.038%	0.018%
(100)	# of Receivables	18	20	11	5
(101)	# As % of Ending Pool # of Receivables	0.079%	0.084%	0.045%	0.020%
(102)	Total Delinquencies	$2,986,674.68	$3,042,622.09	$3,261,547.38	$3,294,108.78
(103)	$ As % of Ending Pool Balance	1.680%	1.603%	1.622%	1.539%
(104)	# of Receivables	350	353	357	349
(105)	# As % of Ending Pool # of Receivables	1.531%	1.484%	1.451%	1.365%
(106)	Total Repossession	$180,974.89	$185,385.87	$158,905.11	$208,640.71
(107)	# of Receivables	20	24	20	18

Name: Kim Taylor
Title: Senior Vice President, Auto Finance CFO
November 9, 2017